Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets, net	$ 2,413	$ 14,543
Liabilities
Operating lease liabilities, current	5,052	13,549
Operating lease liabilities, non-current		$ 2,997
Weighted average remaining lease term (in years)	3 months	1 year 3 months
Weighted average discount rate (%)	3.85%	3.85%
Operating lease right-of-use assets obtained in exchange for lease liabilities
Operating lease expense	$ 12,251	40,060
Short-term lease expense	59,343	28,239
Total	$ 71,594	$ 68,299